SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Notes Receivable Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Allowance for Notes Receivable [Roll Forward]
Beginning Balance	$ 826	$ 1,025	$ 3,226
Additions	0	1,599	887
Deductions	(826)	(1,798)	(3,088)
Ending Balance	$ 0	$ 826	$ 1,025